Average Annual Total Returns - Class ACS - DWS Multi-Asset Growth Allocation Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2000	14.84%	2.60%	5.15%	11.68%	1.45%	4.25%	9.12%	1.61%	3.79%	Dec. 29, 2000	20.91%	3.04%	4.99%	Nov. 15, 1996	22.10%	4.07%	6.03%	15.71%	5.44%	6.10%